Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (1,050,967)	$ (777,093)	$ (3,925,710)	$ (4,643,352)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	56,336	55,823	223,856	93,253
Amortization of debt discounts	14,666		66,090	1,286,021
Impairment of assets			761,085
Common stock issued for services	149,594		159,140	24,420
Options and warrants issued for services	376,384	50,446	99,434	69,101
Amended warrants				377,200
Decrease (increase) in assets:
Accounts receivable	135,573	(11,026)	(557,313)	65,083
Advances on inventory purchases	(319,974)	(118,082)	(3,015)	231,235
Inventory	218,740	49,447	(177,044)	44,208
Other current assets	(31,437)	(189,573)	(278,891)	(438,244)
Right-of-use asset	8,454		21,092
Increase (decrease) in liabilities:
Accounts payable	14,194	168,148	143,009	12,894
Accounts payable, related parties	12,000	15,750	(40,140)	20,115
Accrued expenses	(87,141)	99,567	(20,965)	390,385
Net cash used in operating activities	(503,578)	(656,593)	(3,529,372)	(2,467,681)
Cash flows from investing activities
Purchase of property and equipment	(50,000)		(116,565)	(45,150)
Payments received on notes receivable	9,900			22,714
Net cash used in investing activities	(40,100)		(116,565)	(22,436)
Cash flows from financing activities
Payment of deferred offering costs		(98,298)	(740,290)	(351,382)
Proceeds received on convertible notes payable, related parties		25,000	25,000
Proceeds received on convertible notes payable, unrelated parties		442,500	442,500	2,694,100
Repayments on convertible notes payable				(20,000)
Proceeds received on notes payable		200,000	350,000
Repayment of notes payable	(200,000)		(2,420,000)	(85,445)
Proceeds received on revolving line of credit				239,241
Proceeds received on notes payable, related parties	345,000
Repayments on revolving line of credit		(25,097)	(91,541)	(304,032)
Principal payments on finance lease	(7,411)		(36,390)
Proceeds from sale of common stock			6,226,000	10,000
Net cash provided by financing activities	137,589	544,105	3,755,279	2,182,482
Net increase in cash	(406,089)	(112,488)	109,342	(307,635)
Cash and restricted cash - beginning of period	657,789	548,447	548,447	856,082
Cash - ending of period	251,700	435,959	657,789	548,447
Supplemental disclosures:
Interest paid	14,617	39,593	466,337	246,661
Income taxes paid
Non-cash investing and financing transactions:
Relative fair value of warrants issued as a debt discount	$ 8,861
Value of warrants issued as a debt discount			46,090	14,050
Value of shares issued on debt conversions			6,029,204
Initial recognition of right-of-use assets and lease liabilities			168,320
Modification of derivative liabilities				$ 630,685